Note 10 - Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense (Benefit)	$ 117	$ 0	$ 0
Foreign Tax Jurisdiction [Member] | Inland Revenue, Hong Kong [Member]
Current year	0	0	0
Prior year	117	0	0
Income Tax Expense (Benefit)	$ 117	$ 0	$ 0